Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at amortized cost
Financial assets and financial liabilities
Financial liabilities	$ 12,996	$ 24,016
Financial liabilities at amortized cost | Trade payables and accrued liabilities
Financial assets and financial liabilities
Financial liabilities	7,207	10,890
Financial liabilities at amortized cost | Payable on completion of clinical trial
Financial assets and financial liabilities
Financial liabilities		500
Financial liabilities at amortized cost | Derivative liabilities
Financial assets and financial liabilities
Financial liabilities	5,789	12,626
Financial assets at amortized cost
Financial assets and financial liabilities
Financial assets	12,510	22,969
Financial assets at amortized cost | Prepaid expenses and other receivables
Financial assets and financial liabilities
Financial assets	231	318
Financial assets at amortized cost | Cash and cash equivalents
Financial assets and financial liabilities
Financial assets	$ 12,279	$ 22,651